Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan [Abstract]
Percentage of eligible employees compensation	100.00%
Total contributions	$ 1.9	$ 1.7	$ 1.8
Percentage of contribution vested	100.00%